Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Parenthetical) (Detail) - ChipBond Technology Corporation [Member] - shares shares in Millions	Nov. 05, 2021	Sep. 03, 2021
Disclosure of financial assets [line items]
Number of shares exchanged in	53
Fortune Venture Capital Corp [Member]
Disclosure of financial assets [line items]
Number of shares exchanged in	14	14